Expense Example, No Redemption - Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) - Neuberger Berman Emerging Markets Equity Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 705
Expense Example, No Redemption, 3 Years	978
Expense Example, No Redemption, 5 Years	1,330
Expense Example, No Redemption, 10 Years	2,318
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	313
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,188
Expense Example, No Redemption, 10 Years	2,640
Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	603
Expense Example, No Redemption, 10 Years	$ 1,421